Earnings per share (Details) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2018 INR (₨) ₨ / shares shares
Disclosure of Earnings per share [Abstract]
Net profit - as reported	₨ 705,377	$ 9,357	₨ 1,068,703	₨ 923,401
Weighted average number of shares - basic	179,180,285	179,180,285	154,330,243	150,417,470
Basic earnings per share | (per share)	₨ 3.94	$ 0.05	₨ 6.92	₨ 6.14
Weighted average number of shares - diluted	180,643,177	180,643,177	155,757,426	151,064,039
Diluted earnings per share | (per share)	₨ 3.90	$ 0.05	₨ 6.86	₨ 6.11